Income Taxes - Deferred Tax Presented in Consolidated Statement of Financial Position (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 23,772	$ 27,395
Deferred tax liabilities	(10,706)	(11,812)
Net deferred tax assets	$ 13,066	$ 15,583